Concentrations of Risk (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2019 USD ($) Customer Vendor	Jun. 30, 2019 CNY (¥) Customer Vendor	Jun. 30, 2018 Customer Vendor	Jun. 30, 2017 Customer Vendor
Concentrations of risk (Textual)
Deposited from banks		$ 9,000
Insurance coverage of each bank		$ 250,000
Accounts Payable Member
Concentrations of risk (Textual)
Concentration of credit risk, description		No vendor accounted for more than 10% of the total balance of accounts payable.	No vendor accounted for more than 10% of the total balance of accounts payable.	No vendor accounted for more than 10% of the total balance of accounts payable.
Total Revenue [Member] | One customer [Member]
Concentrations of risk (Textual)
Number of customers | Customer		2	2
Number of vendors | Customer				1	1
Concentration of credit risk, percentage		25.10%	25.10%	11.10%	12.00%
Total Revenue [Member] | Two customer [Member]
Concentrations of risk (Textual)
Number of customers | Vendor		2	2
Concentration of credit risk, percentage		13.50%	13.50%
Accounts Receivable [Member]
Concentrations of risk (Textual)
Concentration of credit risk, description		No customer accounted for more than 10% of the total balance of accounts receivable.	No customer accounted for more than 10% of the total balance of accounts receivable.	No customer accounted for more than 10% of the total balance of accounts receivable.
Total Purchase [Member]
Concentrations of risk (Textual)
Concentration of credit risk, description	No vendor accounted for more than 10% of total purchases.
Total Purchase [Member] | One vendor [Member]
Concentrations of risk (Textual)
Number of vendors | Vendor				1	1
Concentration of credit risk, percentage		10.00%	10.00%	11.40%	19.00%
PRC [Member]
Concentrations of risk (Textual)
Insurance coverage of each bank		$ 73,000
RMB [Member] | PRC [Member]
Concentrations of risk (Textual)
Insurance coverage of each bank | ¥			¥ 500,000